Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,407,000.00
Previously Paid Amount	0.00
Total Fee Amount	332.41
Total Offset Amount	0.00
Net Fee	332.41
Narrative - Max Aggregate Offering Price	$ 2,407,000.00
Final Prospectus	true